Anchor Risk Managed Credit Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2021
Shares				Value
	EXCHANGE TRADED FUNDS - 85.3%
	DEBT FUNDS - 85.3%
220,000	iShares iBoxx High Yield Corporate Bond ETF			$ 19,179,600
175,000	SPDR Bloomberg Barclays High Yield Bond ETF			19,059,250
	TOTAL EXCHANGE TRADED FUNDS (Cost - $38,217,325)			38,238,850

	TOTAL INVESTMENTS (Cost - $38,217,325) - 85.3%			$ 38,238,850
	CASH & OTHER ASSETS LESS LIABILITIES - 14.7%			6,584,626
	NET ASSETS - 100.0%			$ 44,823,476

ETF - Exchange Traded Fund

FUTURES CONTRACTS

Number of Long Contracts	Name	Expiration	Notional Value at May 31, 2021	Unrealized (Depreciation)
15	Nasdaq 100 E-Mini	June-21	$ 4,105,950	$ (2,187)

Anchor Risk Managed Equity Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2021
Shares				Value
	EXCHANGE TRADED FUNDS - 56.4%
	EQUITY FUNDS - 56.4%
391,775	Invesco QQQ Trust Series 1			$ 130,825,426
100,000	SPDR S&P 500 ETF Trust			42,004,000
	TOTAL EXCHANGE TRADED FUNDS (Cost - $104,516,462)			172,829,426

	TOTAL INVESTMENTS (Cost - $104,516,462) - 56.4%			$ 172,829,426
	CASH & OTHER ASSETS LESS LIABILITIES - 43.6%			133,665,088
	NET ASSETS - 100.0%			$ 306,494,514

ETF - Exchange Traded Fund

FUTURES CONTRACTS

Number of Long Contracts	Name	Expiration	Notional Value at May 31, 2021	Unrealized Appreciation
150	Nasdaq 100 E-Mini	June-21	$ 41,059,500	$ 146,410
250	S&P 500 E-Mini	June-21	52,530,000	561,975
				$ 708,385

Anchor Risk Managed Global Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2021
Shares				Value
	TOTAL INVESTMENTS (Cost - $0) - 0.0%			$ -
	CASH & OTHER ASSETS LESS LIABILITIES - 100.0%			34,253,077
	NET ASSETS - 100.0%			$ 34,253,077

FUTURES CONTRACTS

Number of Long Contracts	Name	Expiration	Notional Value at May 31, 2021	Unrealized Appreciation
120	MSCI EAFE	June-21	$ 14,022,000	$ 700,452
35	Nasdaq 100 E-Mini	June-21	9,580,550	$ 14,802
40	S&P 500 E-Mini	June-21	8,404,800	97,878
				$ 813,132

EAFE - Europe, Australia and the Far East

Anchor Risk Managed Municipal Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2021
Shares		Value
	CLOSED-END FUNDS - 79.3%
	DEBT FUNDS - 79.3%
40,138	BlackRock California Municipal Income Trust	$ 592,838
67,727	BlackRock MuniHoldings California Quality Fund, Inc.	1,066,023
56,377	BlackRock MuniYield California Fund, Inc.	860,877
70,600	BlackRock MuniYield California Quality Fund, Inc.	1,081,592
39,355	Invesco California Value Municipal Income Trust	537,589
124,332	Nuveen AMT-Free Municipal Credit Income Fund	2,174,567
141,950	Nuveen AMT-Free Quality Municipal Income Fund	2,170,415
71,659	Nuveen California AMT-Free Quality Municipal Income Fund	1,154,426
132,501	Nuveen California Quality Municipal Income Fund	2,067,016
98,390	Nuveen Municipal Credit Income Fund	1,662,791
101,467	Nuveen Municipal High Income Opportunity Fund	1,526,064
135,680	Nuveen Municipal Value Fund, Inc.	1,554,893
143,373	Nuveen Quality Municipal Income Fund	2,248,089
	TOTAL CLOSED-END FUNDS (Cost - $16,917,405)	18,697,180

	MUTUAL FUND - 17.1%
	DEBT FUND - 17.1%
376,518	MainStay MacKay Tax Free Bond Fund - Class I	4,043,804
	TOTAL MUTUAL FUND (Cost - $3,767,857)

	TOTAL INVESTMENTS (Cost - $20,685,262) - 96.4%	$ 22,740,984
	CASH & OTHER ASSETS LESS LIABILITIES - 3.6%	846,855
	NET ASSETS - 100.0%	$ 23,587,839